34. Information related to guaranteed securities issued by subsidiaries	6 Months Ended
Jun. 30, 2020
Information Related To Guaranteed Securities Issued By Subsidiaries
Information related to guaranteed securities issued by subsidiaries
34.	Information related to guaranteed securities issued by subsidiaries
34.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF